Benefit Plans - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of net periodic benefit cost
Service cost	$ (5,055,000)	$ (5,368,000)	$ (4,331,000)
Interest cost	(4,869,000)	(4,695,000)	(4,577,000)
Expected return on plan assets	10,950,000	11,420,000	10,869,000
Net periodic benefit income	(253,000)	(705,000)	(1,942,000)
Other amounts recognized in other comprehensive (Loss)
Change to net actuarial gain (loss) for the period	168,000	(1,400,000)	(14,276,000)
Amortization of prior service cost	0	(15,000)	(19,000)
Defined Benefit Plan, Future Amortization of Gain (Loss)	(773,000)	(637,000)	0
Amortization of net loss	773,000	637,000	0
Total recognized in other comprehensive income (loss)	941,000	(748,000)	(14,257,000)
Total recognized in net benefit cost and other comprehensive income (loss)	$ 1,194,000	$ (43,000)	$ (12,315,000)